STOCK OPTIONS AND WARRANTS - Schedule of Stock Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Beginning Balance, number of shares	1,130,000	25,000	405,000
Beginning Balance, weighted average exercise price	0.97	1.58	1.01
Options granted, number of shares	277,500	125,000	75,000
Options granted, weighted average exercise price	1.75	1.00	1.17
Options exercised, number of shares	0	0	0
Options exercised, weighted average exercise price	0	0	0
Options expired, number of shares	0	(25,000)	(455,000)
Options expired, weighted average exercise price	0	(1.58)	(0.98)
Ending Balance, number of shares	1,407,500	1,130,000	25,000
Ending Balance, weighted average exercise price	1.12	0.97	1.58